SEMI-ANNUAL REPORT
                                February 28, 1998

                                      LOGO:
                                  Potomac Funds

                             100 South Royal Street
                           Alexandria, Virginia 22314
                              550 Mamaroneck Avenue
                            Harrison, New York 10528
                                 (800) 851-0511

                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 1998

DEAR SHAREHOLDERS:
We are pleased to present the first Potomac Funds semi-annual report for the period ended February 28, 1998. This initial period of assets under management has been a particularly exciting, challenging, and gratifying experience for all of us at the Potomac Funds.
     The individual portfolio commencement dates and respective returns from inception through February 28th are as follows: the U.S. Plus Fund began trading on October 20, 1997 and increased 14.10%; the OTC Plus Fund also initially received investment assets on October 20th and increased 12%. The U.S./Short began on November 7, 1997 and decreased 14.20%; the OTC/Short Fund started on October 16, 1997 and decreased 16.60% for the period. Due to the different commencement dates, the individual portfolio results do not correlate perfectly to one another when comparing the beta differences. However, each of the portfolios did perform in a true manner to their respective investment objectives. The U.S. Government Money Market Fund began on October 20, 1997 and its investments are primarily in money market instruments that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, or instrumentalities, as well as in repurchase agreements collateralized fully by U.S. Government securities.
     One area of disappointment has been the lack of interest in the Japan Portfolios. We have not been successful in raising an adequate level of assets for the Japan/Long and Japan/Short Funds and have decided to close them to any investors until further notice.
     As you may know, the Bloomberg Financial Markets News Service provides a daily mutual fund performance ranking service. For the period January 1, 1998 through March 31, 1998, Bloomberg ranked the OTC Plus Fund 1st of 938 equity growth funds and the U.S. Plus Fund 17th of 938 equity growth funds. Please note that Rafferty Asset Management (the Adviser) receives fees from the Potomac Funds for investment services rendered on a daily basis. As noted in Footnote 7 of this Report, the Adviser agreed to waive advisory fees for the period ended February 28, 1998. The waiver of these fees resulted in Fund returns being higher than they otherwise would have been and, therefore, the Bloomberg rankings of the OTC Plus and U.S. Plus Portfolios are higher than would have been the case if the advisory fees were not waived by the Adviser. Of course, we must advise you that this past performance is no guarantee that such results will be realized in the future.
     At this time, we would also like to thank you for your continuing confidence in our investment abilities and we remain dedicated to professionally serving your investment needs.
Sincerely,



/s/James Terry Apple          /s/Philip Harding        /s/Thomas Mulrooney
James Terry Apple             Philip Harding           Thomas Mulrooney
Chief Investment Officer      Senior Vice President    Chief Operating Officer

                                 U.S. PLUS FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------
FACE AMOUNT                                       VALUE
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 98.24%*
$15,091,898  U.S. Treasury Bill
               5.65%, 5/28/98               $15,099,602
                                            -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $15,096,299)           15,099,602
                                            -----------
-------------------------------------------------------
CONTRACTS
-------------------------------------------------------
CALL OPTIONS PURCHASED - 2.04%*
      43      S&P 500 Index Future
              Expiring March 1998 at 1030
              (Cost $218,544)                   312,825
                                            -----------

              TOTAL INVESTMENTS - 100.28%*
                (Cost of $15,314,843)       $15,412,427
                                            ===========

WRITTEN OPTION CONTRACTS

      43      S&P 500 Index Future - Put
              Expiring March 1998 at 1030   $    93,525
                                            -----------

              TOTAL OPTIONS WRITTEN
                (Premiums received $200,224)$    93,525
                                            ===========

*  Calculated as a percentage of net assets.
-------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                          GAIN
-------------------------------------------------------
FUTURES CONTRACTS PURCHASED
      45      S&P 500 Index Future Contracts
              Expiring March 1998 (Underlying
              Face Amount at Market Value
              $11,818,127)                  $   655,601
                                            ===========
                                U.S./SHORT FUND
                       SCHEDULE OF SHORT FUTURE CONTRACTS
                          FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                          LOSS
-------------------------------------------------------
SHORT FUTURES CONTRACTS

       1      S&P 500 Index Futures
              Contracts Expiring March
              1998 (Underlying
              Face Amount at
              Market Value $52,525)            ($1,030)
                                            ===========


                     See notes to the financial statements.

                                  OTC PLUS FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------
SHARES                                            VALUE
-------------------------------------------------------
COMMON STOCKS - 93.72%*
    29,863    Microsoft Corporation **     $  2,529,998
    20,247    Intel Corporation               1,815,902
    12,489    Cisco Systems, Inc. **            822,713
     3,980    Dell Computer Corporation **      556,703
    11,157    WorldCom, Inc. **                 426,058
     6,827    MCI Communications
                Corporation                     326,416
    12,060    Oracle Corporation **             296,977
     4,564    Sun Microsystems, Inc. **         217,360
     3,254    Amgen Inc. **                     172,868
     5,797    Tele-Communications, Inc. **      168,476
     4,504    Applied Materials, Inc. **        165,804
     3,435    Telefonaktiebolaget LM
                Ericsson ADR (1)                155,648
     4,292    3Com Corporation **               153,439
     2,617    HBO & Company                     141,645
     2,235    Tellabs, Inc. **                  134,938
     3,802    Comcast Corporation -
                Special Class A                 133,070
     2,647    Costco Companies, Inc.            129,372
     2,772    PeopleSoft, Inc. **               123,874
     1,664    Parametric Technology
                Company **                      100,776
     1,281    BMC Software, Inc. **              97,997
     1,834    PanAmSat Corporation **            97,432
     2,161    Compuware Corporation **           91,033
     2,350    Ascend Communications, Inc. **     87,979
     2,969    Nextel Communications Inc. -
                Class A **                       87,771
       951    Linear Technology Corporation      72,038
     1,351    Paychex, Inc.                      69,746
     1,167    Northwest Airlines Corp. -
                Class A **                       68,707
     1,483    Chancellor Media
                Corporation **                   66,365
     1,620    Maxim Integrated
                Products, Inc. **                65,408
     3,060    Staples, Inc. **                   64,642
       957    PACCAR Inc.                        60,590
       866    Network Associates, Inc. **        55,965
       961    Nordstrom, Inc.                    55,107
     1,219    Cintas Corporation                 51,808
     1,252    Sigma-Aldrich Corporation          49,454
     1,043    KLA -Tencor Corporation **         48,140
     1,102    Altera Corporation **              47,523
     1,186    Gartner Group, Inc. - Class A **   47,291
     4,284    Novell, Inc. **                    45,049
       921    Quintiles Transnational Corp. **   45,014
       840    QUALCOMM Incorporated **           42,840
     1,617    ADC Telecommunications, Inc. **    41,739
-------------------------------------------------------
SHARES                                            VALUE
-------------------------------------------------------
     2,175    Chiron Corporation **        $     41,734
     1,657    Quantum Corporation **             41,632
     1,388    Biomet, Inc.                       41,380
       923    Biogen, Inc. **                    40,727
       923    Xilinx, Inc. **                    40,497
     1,012    General Nutrition
                Companies, Inc. **               40,228
       659    Reuters Group PLC -
                Spons ADR (1)                    39,470
       892    Adobe Systems Incorporated         39,416
       975    Starbucks Corporation              38,573
     1,575    Apple Computer, Inc.               37,209
     1,404    Adaptec, Inc. **                   37,118
       658    Fiserv, Inc. **                    36,026
       830    Bed Bath & Beyond, Inc. **         35,845
       571    Herman Miller, Inc.                34,974
     1,193    American Power Conversion
                Corporation **                   34,597
       564    Jacor Communications, Inc. **      32,642
       735    Electronic Arts, Inc. **           32,432
       853    Rexall Sundown, Inc. **            31,561
       865    Centocor, Inc. **                  31,194
       757    Cracker Barrel Old Country
                Store, Inc.                      30,611
     1,102    Andrew Corporation **              30,443
     1,489    DSC Communications
                Corporation **                   29,222
       961    Molex Incorporated                 29,071
       620    Cambridge Technology
                Partners, Inc. **                28,210
       952    Genzyme Corporation **             28,144
       603    Tech Data Corporation **           28,040
       577    Stewart Enterprises, Inc. -
                Class A                          27,191
       941    McCormick & Company,
                Incorporated                     26,995
       562    Autodesk, Inc.                     26,626
       612    Apollo Group, Inc. **              25,933
     1,393    U.S. Office Products Company **    25,771
     1,019    Viking Office Products, Inc. **    22,418
     1,153    Netscape Communications
                Corporation **                   22,341
     1,249    Atmel Corporation **               20,296
     1,170    Worthington Industries, Inc.       20,036
       384    First Health Group Corp. **        19,128
       991    Oxford Health Plans, Inc. **       17,033
       540    Dura Pharmaceuticals, Inc. **      13,568
                                            -----------

              TOTAL COMMON STOCKS
                (Cost $9,716,758)            11,210,007
                                            -----------


                     See notes to the financial statements.

                                  OTC PLUS FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------
CONTRACTS                                         VALUE
-------------------------------------------------------
CALL OPTIONS PURCHASED - 4.35%*

      31      Nasdaq Index
              Expiring March 1998 at 1030
                (Cost $413,074)             $   520,800
                                            -----------

              TOTAL INVESTMENTS - 98.07%
                (Cost of $10,129,832)       $11,730,807
                                            ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.
(1)Foreign security.

                                 OTC/SHORT FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)

-------------------------------------------------------
FACE AMOUNT                                       VALUE
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 6.29%*

$200,000      U.S. Treasury Bill
                5.65%, 5/28/98              $   200,102
                                            -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $200,059)                 200,102
                                            -----------
-------------------------------------------------------
SHARES
-------------------------------------------------------
COMMON STOCKS - 0.00%*
     0.53     Reuters Group Plc ADR (1)              32
                                            -----------

              TOTAL COMMON STOCKS
              (Cost $32)                             32
                                            -----------
-------------------------------------------------------
CONTRACTS
-------------------------------------------------------
PUT OPTIONS PURCHASED - 0.02%*
       1      Nasdaq Index Expiring
              March 1998 at 1130
              (Cost $767)                           700
                                            -----------

              TOTAL INVESTMENTS - 6.31%*
                (Cost of $200,858)          $   200,834
                                            ===========

*   Calculated as a percentage of net assets.
(1) Foreign security.


                     See notes to the financial statements.

                                 OTC SHORT FUND
                        SCHEDULE OF SECURITIES SOLD SHORT
                          FEBRUARY 28, 1998 (UNAUDITED)

-------------------------------------------------------
SHARES                                            VALUE
-------------------------------------------------------
     8,444    Microsoft Corporation            $715,610
     5,729    Intel Corporation                 513,806
     3,529    Cisco Systems, Inc.               232,467
     1,124    Dell Computer Corporation         157,215
     3,158    WorldCom, Inc.                    120,593
     1,928    MCI Communications
                Corporation                      92,180
     3,408    Oracle Corporation                 83,920
     1,290    Sun Microsystems, Inc.             61,435
       918    Amgen Inc.                         48,768
     1,642    Tele-Communications, Inc.          47,719
     1,273    Applied Materials, Inc.            46,861
       970    Telefonaktiebolaget LM
                Ericsson ADR                     43,952
     1,215    3Com Corporation                   43,435
       738    HBO & Company                      39,943
       631    Tellabs, Inc.                      38,096
     1,074    Comcast Corporation -
                Special Class A                  37,589
       748    Costco Companies, Inc.             36,558
       782    PeopleSoft, Inc.                   34,945
       470    Parametric Technology
                Company                          28,464
       522    PanAmSat Corporation               27,731
       362    BMC Software, Inc.                 27,692
       611    Compuware Corporation              25,738
       841    Nextel Communications Inc. -
                Class A                          24,861
       664    Ascend Communications, Inc.        24,858
       269    Linear Technology Corporation      20,376
       381    Paychex, Inc.                      19,669
       330    Northwest Airlines Corp. -
                Class A                          19,428
       419    Chancellor Media Corporation       18,750
       457    Maxim Integrated Products, Inc.    18,451
       863    Staples, Inc.                      18,230
       270    PACCAR Inc.                        17,094
       245    Network Associates, Inc.           15,832
       272    Nordstrom, Inc.                    15,597
       341    Cintas Corporation                 14,492
       354    Sigma-Aldrich Corporation          13,983
       296    KLA -Tencor Corporation            13,662
       310    Altera Corporation                 13,368
       335    Gartner Group, Inc. - Class A      13,358
     1,214    Novell, Inc.                       12,766
       261    Quintiles Transnational Corp.      12,756
       237    QUALCOMM Incorporated              12,087
       615    Chiron Corporation                 11,800
-------------------------------------------------------
SHARES                                            VALUE
-------------------------------------------------------
       469    Quantum Corporation             $  11,783
       455    ADC Telecommunications, Inc.       11,744
       393    Biomet, Inc.                       11,716
       260    Biogen, Inc.                       11,472
       261    Xilinx, Inc.                       11,451
       286    General Nutrition Companies, Inc.  11,368
       186    Reuters Group PLC - Spons ADR      11,136
       252    Adobe Systems Incorporated         11,135
       273    Starbucks Corporation              10,800
       398    Adaptec, Inc.                      10,522
       445    Apple Computer, Inc.               10,513
       235    Bed Bath & Beyond, Inc.            10,149
       185    Fiserv, Inc.                       10,128
       161    Herman Miller, Inc.                 9,861
       337    American Power
                Conversion Corporation            9,773
       209    Electronic Arts, Inc.               9,222
       159    Jacor Communications, Inc.          9,202
       241    Rexall Sundown, Inc.                8,917
       244    Centocor, Inc.                      8,799
       313    Andrew Corporation                  8,646
       213    Cracker Barrel Old
                Country Store, Inc.               8,613
       422    DSC Communications
                Corporation                       8,282
       272    Molex Incorporated                  8,228
       175    Cambridge Technology
                Partners, Inc.                    7,962
       269    Genzyme Corporation                 7,952
       170    Tech Data Corporation               7,905
       163    Stewart Enterprises, Inc.
                - Class A                         7,681
       266    McCormick & Company,
                Incorporated                      7,630
       160    Autodesk, Inc.                      7,580
       173    Apollo Group, Inc.                  7,331
       394    U.S. Office Products Company        7,289
       288    Viking Office Products, Inc.        6,335
       325    Netscape Communications
                Corporation                       6,297
       352    Atmel Corporation                   5,720
       331    Worthington Industries, Inc.        5,668
       109    First Health Group Corp.            5,429
       279    Oxford Health Plans, Inc.           4,795
       153    Dura Pharmaceuticals, Inc.          3,844
                                            -----------
              TOTAL SECURITIES
              SOLD SHORT
                (Proceeds $3,170,328)       $ 3,169,013
                                            ===========


                     See notes to the financial statements.

                        U.S GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------
FACE AMOUNT                                       VALUE
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 19.89%*

$1,258,000    U.S. Treasury Bill
                5.65%, 5/28/98              $ 1,258,504
                                            -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $1,258,504)             1,258,504
                                            -----------

              TOTAL INVESTMENTS - 19.89%*
                (Cost $1,258,504)           $ 1,258,504
                                            ===========

* Calculated as a percentage of net assets.
                                 JAPAN/LONG FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------
FACE AMOUNT                                       VALUE
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 82.83%*

$140,000      U.S. Treasury Bill
                5.65%, 5/28/98              $   140,072
                                            -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $140,041)                 140,072
                                            -----------
-------------------------------------------------------

CONTRACTS
-------------------------------------------------------
CALL OPTIONS PURCHASED - 3.71%*

       2      Nikkei 225 Stock Index Future
              Expiring March 1998 at
              16500 yen
              (Cost $3,547)                       4,987

       1      Nikkei 225 Stock Index Future
              Expiring March 1998 at
              17000 yen
              (Cost $376)                         1,286
                                            -----------

              TOTAL CALL OPTIONS
                (Cost $3,923)                     6,273
                                            -----------

              TOTAL INVESTMENTS - 86.54%*
                (Cost of $143,964)          $   146,345
                                            ===========

*  Calculated as a percentage of net assets.
-------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                          GAIN
-------------------------------------------------------
FUTURES CONTRACTS PURCHASED

       1      Nikkei 225 Stock Index Futures
              Contracts Expiring March 1998
              (Underlying Face Amount at
              Market Value $66,834)         $     2,072
                                            ===========

                                JAPAN/SHORT FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------
FACE AMOUNT                                       VALUE
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 51.02%*

$10,000       U.S. Treasury Bill
                5.65%, 5/28/98              $    10,004
                                            -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $10,003)                   10,004
                                            -----------

-------------------------------------------------------

CONTRACTS
-------------------------------------------------------
PUT OPTIONS PURCHASED - 1.01%*
       1      Nikkei 225 Stock Index Future
              Expiring March 1998 at
              16000 yen
              (Cost $676)                           198
                                            -----------

              TOTAL INVESTMENTS - 52.03%*
                (Cost $10,679)              $    10,202
                                            ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                FEBRUARY 28, 1998
POTOMAC FUNDS                                                                 U.S. PLUS             U.S./SHORT
                                                                                 FUND                   FUND
ASSETS:
Investments, at market value ..............................................  $15,412,427           $      --
Cash ......................................................................       28,586                  --
Receivable for investments sold ...........................................         --                    --
Receivable for Fund shares sold ...........................................         --                    --
Receivable from Investment Adviser ........................................         --                    --
Receivable from broker ....................................................         --                 183,096
Deposit at broker .........................................................      226,125                 2,485
Dividends receivable ......................................................         --                    --
Organization costs, net of accumulated amortization .......................       14,333                14,485
Other assets ..............................................................       15,708                10,163
                                                                             -----------           -----------
     Total assets .........................................................   15,697,179               210,229
                                                                             -----------           -----------
LIABILITIES:
Securities sold short, at value (Proceeds of $3,170,328
  for the OTC/Short Fund) .................................................         --                    --
Payable to custodian ......................................................         --                 124,007
Written options, at value (Premiums received of $200,224 for the
  U.S. Plus Fund) .........................................................       93,525                  --
Payable for investments purchased .........................................         --                    --
Payable for Fund shares redeemed ..........................................      122,871                  --
Payable to Investment Adviser .............................................       39,170                17,499
Payable for written options closed ........................................         --                    --
Payable to broker .........................................................       18,000                  --
Dividends payable .........................................................         --                    --
Accrued expenses and other liabilities ....................................       54,751                17,848
                                                                             -----------           -----------
     Total liabilities ....................................................      328,317               159,354
                                                                             -----------           -----------
NET ASSETS ................................................................  $15,368,862           $    50,875
                                                                             ===========           ===========
NET ASSETS CONSIST OF:
Capital stock .............................................................  $14,070,219           $   273,042
Accumulated undistributed net investment income (loss) ....................      134,748                20,867
Accumulated undistributed net realized gain (loss) on investments sold, securities sold short, option contracts expired or closed,
   future contracts and foreign currency transactions .....................      304,011              (242,004)
Net unrealized appreciation (depreciation) on:
   Investments ............................................................       97,584                  --
   Short positions ........................................................         --                    --
   Written options ........................................................      106,699                  --
   Futures ................................................................      655,601                (1,030)
   Foreign currency .......................................................         --                    --
                                                                             -----------           -----------
     Total Net Assets .....................................................  $15,368,862           $    50,875
                                                                             ===========           ===========
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value) ........    1,349,098                 5,929
Net Asset Value, Redemption Price and Offering Price Per Share ............  $     11.39           $      8.58
                                                                             ===========           ===========
Cost of Investments .......................................................  $15,314,843           $        --
                                                                             ===========           ===========


                     See notes to the financial statements.

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                FEBRUARY 28, 1998

                                                         OTC PLUS       OTC/SHORT   U.S. GOVERNMENT   JAPAN/LONG     JAPAN/SHORT
                                                           FUND            FUND       MONEY MARKET       FUND           FUND
                                                                                          FUND
ASSETS:
Investments, at market value ........................  $ 11,730,807    $    200,834    $  1,258,504   $    146,345   $     10,202
Cash ................................................          --           162,620             189         22,211          8,910
Receivable for investments sold .....................     7,527,099       2,514,530            --             --             --
Receivable for Fund shares sold .....................         2,681       2,494,945       5,851,907           --             --
Receivable from Investment Adviser ..................        22,924           7,877            --             --             --
Receivable from broker ..............................          --              --              --            2,078           --
Deposit at broker ...................................       537,929       1,004,377            --             --             --
Dividends receivable ................................         1,213            --              --             --             --
Organization costs, net of accumulated amortization .        14,333          14,299          14,333         14,409         14,942
Other assets ........................................        16,817          11,128           9,617          8,831          8,869
                                                       ------------    ------------    ------------   ------------   ------------
     Total assets ...................................    19,853,803       6,410,610       7,134,550        193,874         42,923
                                                       ------------    ------------    ------------   ------------   ------------
LIABILITIES:
Securities sold short, at value (Proceeds
  of $3,170,328 for the
  OTC/Short Fund) ...................................          --         3,169,013            --             --             --
Payable to custodian ................................       236,738            --              --             --             --
Written options, at value (Premiums
  received of $200,224 for the
  U.S. Plus Fund) ...................................          --              --              --             --             --
Payable for investments purchased ...................          --              --              --            2,187           --
Payable for Fund shares redeemed ....................     7,567,667            --           777,481           --             --
Payable to Investment Adviser .......................          --              --             1,554          8,562         12,497
Payable for written options closed ..................         6,260            --              --             --             --
Payable to broker ...................................          --              --              --             --             --
Dividends payable ...................................          --              --               318           --             --
Accrued expenses and other liabilities ..............        81,628          57,374          26,589         14,009         10,817
                                                       ------------    ------------    ------------   ------------   ------------
     Total liabilities ..............................     7,892,293       3,226,387         805,942         24,758         23,314
                                                       ------------    ------------    ------------   ------------   ------------

NET ASSETS ..........................................  $ 11,961,510    $  3,184,223    $  6,328,608   $    169,116   $     19,609
                                                       ============    ============    ============   ============   ============
NET ASSETS CONSIST OF:
Capital stock .......................................  $  9,072,812    $  5,828,323    $  6,328,608   $    163,717   $     29,641
Accumulated undistributed net investment
   income (loss).....................................       (25,187)         15,415            --              570            425
Accumulated undistributed net realized
   gain (loss) on investments sold,
   securities sold short, option
   contracts expired or closed,
   future contracts and foreign
   currency transactions ............................     1,312,910      (2,660,806)           --              376         (9,980)
Net unrealized appreciation (depreciation) on:
   Investments ......................................     1,600,975             (24)           --            2,381           (477)
   Short positions ..................................          --             1,315            --             --             --
   Written options ..................................          --              --              --             --             --
   Futures ..........................................          --              --              --            2,072           --
   Foreign currency .................................          --              --              --             --             --
                                                       ------------    ------------    ------------   ------------   ------------
     Total Net Assets ...............................  $ 11,961,510    $  3,184,223    $  6,328,608   $    169,116   $     19,609
                                                       ============    ============    ============   ============   ============
Shares outstanding
(unlimited shares of beneficial interest
   authorized, no par value).........................     1,068,328         381,775       6,328,608         19,973          2,154
Net Asset Value, Redemption Price and
   Offering Price Per Share .........................  $      11.20    $       8.34    $       1.00   $       8.47   $       9.10
                                                       ============    ============    ============   ============   ============
Cost of Investments .................................  $ 10,129,832    $    200,858    $  1,258,504   $    143,964   $     10,679
                                                       ============    ============    ============   ============   ============

                                                            See notes to the financial statements.

                       STATEMENT OF OPERATIONS (UNAUDITED)
                                FEBRUARY 28, 1998

POTOMAC FUNDS
                                                                        U.S. PLUS             U.S./SHORT
                                                                             FUND                   FUND
                                                              October 20, 1997(1)    November 7, 1997(1)
                                                             to February 28, 1998   to February 28, 1998
INVESTMENT INCOME:
Dividend income ...................................................   $      --              $      --
Interest income ...................................................       234,644                 32,460
                                                                      -----------            -----------
     Total investment income ......................................       234,644                 32,460
                                                                      -----------            -----------
EXPENSES:
Investment advisory fees ..........................................        32,386                  6,468
Administration fees ...............................................        23,196                  3,447
Shareholder servicing and accounting costs ........................        23,729                  9,646
Custody fees ......................................................         4,442                  2,157
Federal and state registration ....................................         7,913                  7,913
Professional fees .................................................        16,032                  4,959
Amortization of organizational expenses ...........................         1,117                    965
Reports to shareholders ...........................................         1,647                    324
Directors' fees and expenses ......................................         1,200                    236
Other .............................................................         5,585                  1,052
                                                                      -----------            -----------
  Total expenses before waiver and reimbursement of expenses and
       dividends on short positions ...............................       117,247                 37,167
     Less: Waiver of expenses and reimbursement from Adviser ......       (52,474)               (25,574)
                                                                      -----------            -----------
Net expenses before dividends on short positions ..................        64,773                 11,593
Dividends on short positions ......................................          --                     --
                                                                      -----------            -----------
     Total expenses ...............................................        64,773                 11,593
                                                                      -----------            -----------
NET INVESTMENT INCOME (LOSS) ......................................       169,871                 20,867
                                                                      -----------            -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ....................................................      (122,654)               (67,174)
   Short transactions .............................................          --                     --
   Option contracts expired or closed .............................       511,696                (56,987)
   Futures contracts ..............................................       (85,031)              (117,843)
   Foreign currency ...............................................          --                     --
                                                                      -----------            -----------
                                                                          304,011               (242,004)
                                                                      -----------            -----------

Change in unrealized appreciation (depreciation) on:
   Investments ....................................................        97,584                   --
   Short positions ................................................          --                     --
   Written options ................................................       106,699                   --
   Futures ........................................................       655,601                 (1,030)
   Foreign currency ...............................................          --                     --
                                                                      -----------            -----------
                                                                          859,884                 (1,030)
                                                                      -----------            -----------
     Net realized and unrealized gain (loss) on investments .......     1,163,895               (243,034)
                                                                      -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 1,333,766            $  (222,167)
                                                                      ===========            ===========

                                                                                  U.S. GOVERNMENT
                                            OTC PLUS              OTC/SHORT          MONEY MARKET
                                                FUND                   FUND                  FUND
                                 October 20, 1997(1)    October 16, 1997(1)   October 20, 1997(1)
                                to February 28, 1998   to February 28, 1998  to February 28, 1998
INVESTMENT INCOME:
Dividend income..........................  $   2,264            $        --              $     --
Interest income..........................      5,496                 42,383                28,344
                                           ---------            -----------              --------
     Total investment income.............      7,760                 42,383                28,344
                                           ---------            -----------              --------
EXPENSES:
Investment advisory fees.................     16,473                 13,471                 2,542
Administration fees......................     11,835                 16,928                 3,403
Shareholder servicing and
  accounting costs.......................     17,750                 21,676                18,958
Custody fees.............................     49,215                 15,144                 2,091
Federal and state registration...........      7,913                  7,913                 7,913
Professional fees........................      9,261                  6,887                 3,620
Amortization of organizational
  expenses...............................      1,117                  1,151                 1,117
Reports to shareholders..................        838                    554                   193
Directors' fees and expenses.............        610                    404                   141
Other....................................      2,954                  2,050                   629
                                           ---------            -----------              --------
     Total expenses before waiver and
       reimbursement of expenses and
       dividends on short positions......    117,966                 86,178                40,607
     Less: Waiver of expenses and
      reimbursement from Adviser.........    (85,019)               (62,210)              (35,522)
                                           ---------            -----------              --------
Net expenses before dividends on
  short positions........................     32,947                 23,968                 5,085
Dividends on short positions.............         --                  3,000                   --
                                           ---------            -----------              --------
     Total expenses......................     32,947                 26,968                 5,085
                                           ---------            -----------              --------
NET INVESTMENT INCOME (LOSS).............    (25,187)                15,415                23,259
                                           ---------            -----------              --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on:
   Investments...........................  1,151,796                 (1,471)                   --
   Short transactions....................         --             (2,658,262)                   --
   Option contracts expired or closed....    161,114                 (1,073)                   --
   Futures contracts.....................         --                     --                    --
   Foreign currency......................         --                     --                    --
                                           ---------            -----------              --------
                                           1,312,910             (2,660,806)                   --
                                           ---------            -----------              --------

Change in unrealized appreciation
   (depreciation) on:
   Investments...........................  1,600,975                    (24)                   --
   Short positions.......................         --                  1,315                    --
   Written options.......................         --                     --                    --
   Futures...............................         --                     --                    --
   Foreign currency......................         --                     --                    --
                                           ---------            -----------              --------
                                           1,600,975                  1,291                    --
                                           ---------            -----------              --------
     Net realized and unrealized
       gain (loss) on investments........  2,913,885             (2,659,515)                   --
                                           ---------            -----------              --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............. $2,888,698            $(2,644,100)             $ 23,259
                                          ==========            ===========              ========

                                          JAPAN/LONG           JAPAN/SHORT
                                                FUND                  FUND
                                 October 29, 1997(1)  December 11, 1997(1)
                                to February 28, 1998  to February 28, 1998
INVESTMENT INCOME:
Dividend income..........................  $     --              $     --
Interest income..........................       793                   821
                                           --------              --------
     Total investment income.............       793                   821
                                           --------              --------
EXPENSES:
Investment advisory fees.................       111                   216
Administration fees......................       123                   136
Shareholder servicing and
  accounting costs.......................     8,499                 6,398
Custody fees.............................     2,882                 1,773
Federal and state registration...........     7,913                 7,913
Professional fees........................     2,551                 2,625
Amortization of organizational
  expenses...............................     1,041                   508
Reports to shareholders..................         6                    15
Directors' fees and expenses.............         4                    11
Other....................................        20                    49
                                           --------              --------
     Total expenses before waiver and
       reimbursement of expenses and
       dividends on short positions......    23,150                19,644
     Less: Waiver of expenses and
      reimbursement from Adviser.........   (22,927)              (19,248)
                                           --------              --------
Net expenses before dividends on
  short positions........................       223                   396
Dividends on short positions.............        --                    --
                                           --------              --------
     Total expenses......................       223                   396
                                           --------              --------
NET INVESTMENT INCOME (LOSS).............       570                   425
                                           --------              --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on:
   Investments...........................    (5,922)               (3,153)
   Short transactions....................        --                    --
   Option contracts expired or closed....     1,401                 5,650
   Futures contracts.....................     4,946               (12,630)
   Foreign currency......................       (49)                  153
                                           --------              --------
                                                376                (9,980)
                                           --------              --------

Change in unrealized appreciation
   (depreciation) on:
   Investments...........................     2,381                  (477)
   Short positions.......................        --                    --
   Written options.......................        --                    --
   Futures...............................     2,072                    --
   Foreign currency......................        --                    --
                                           --------              --------
                                              4,453                  (477)
                                           --------              --------
     Net realized and unrealized
       gain (loss) on investments........     4,829               (10,457)
                                           --------              --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............  $  5,399              $(10,032)
                                           ========              ========

1 Commencement of Operations.

                     See notes to the financial statements.

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
POTOMAC FUNDS                                                             U.S. PLUS            U.S./SHORT
                                                                               FUND                  FUND
                                                                October 20, 1997(1)   November 7, 1997(1)
                                                               to February 28, 1998  to February 28, 1998
OPERATIONS:
Net investment income (loss) .......................................   $    169,871          $     20,867
Net realized gain (loss) on investments sold, securities sold short, option contracts expired or closed, future contracts and foreign
  currency transactions ............................................        304,011              (242,004)
Change in unrealized appreciation (depreciation) on investments,
  short positions, options, future contracts and foreign currency ..        859,884                (1,030)
                                                                       ------------          ------------
     Net increase (decrease) in net assets from operations .........      1,333,766              (222,167)
                                                                       ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ..............................................        (35,123)                   --
                                                                       ------------          ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ..........................................     52,998,671            30,267,110
Proceeds from shares issued to holders in reinvestment of dividends          34,225                    --
Capital contributions ..............................................           --                   1,155
Cost of shares redeemed ............................................    (38,962,677)          (29,995,223)
                                                                       ------------          ------------
     Net increase in net assets from capital share transactions ....     14,070,219               273,042
                                                                       ------------          ------------
TOTAL INCREASE IN NET ASSETS .......................................     15,368,862                50,875
                                                                       ------------          ------------

NET ASSETS:
Beginning of period ................................................              0                     0
                                                                       ------------          ------------
End of period (including undistributed net investment income (loss)
  of $134,748, $20,867, ($25,187), $15,415, $0, $570 and $425,
  respectively) ....................................................   $ 15,368,862          $     50,875
                                                                       ============          ============

                                                                                                               U.S. GOVERNMENT
                                                                     OTC PLUS                 OTC/SHORT           MONEY MARKET
                                                                         FUND                      FUND                   FUND
                                                          October 20, 1997(1)       October 16, 1997(1)    October 20, 1997(1)
                                                         to February 28, 1998      to February 28, 1998   to February 28, 1998
OPERATIONS:
Net investment income (loss)...........................          $   (25,187)              $    15,415             $    23,259
Net realized gain (loss) on investments
  sold, securities sold short, option
  contracts expired or closed, future
  contracts and foreign currency
  transactions.........................................            1,312,910                (2,660,806)                     --
Change in unrealized appreciation
  (depreciation) on investments, short
  positions, options, future contracts
  and foreign currency.................................            1,600,975                     1,291                      --
                                                                 -----------              ------------             -----------
     Net increase (decrease) in
       net assets from operations......................            2,888,698                (2,644,100)                 23,259
                                                                 -----------              ------------             -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..................................                   --                        --                 (23,259)
                                                                 -----------              ------------             -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold..............................           82,384,872               107,685,165              44,854,128
Proceeds from shares issued to
  holders in reinvestment of dividends.................                  --                        --                  12,507
Capital contributions..................................                4,500                     7,000                      --
Cost of shares redeemed................................          (73,316,560)             (101,863,842             (38,538,027)
                                                                 -----------              ------------             -----------
     Net increase in net assets from
       capital share transactions......................            9,072,812                 5,828,323               6,328,608
                                                                 -----------              ------------             -----------
TOTAL INCREASE IN NET ASSETS ..........................           11,961,510                 3,184,223               6,328,608
                                                                 -----------              ------------             -----------

NET ASSETS:
Beginning of period....................................                    0                         0                       0
                                                                 -----------              ------------             -----------
End of period (including undistributed
  net investment income (loss) of $134,748,
  $20,867, ($25,187), $15,415, $0, $570
  and $425, respectively)..............................          $11,961,510              $  3,184,223             $ 6,328,608
                                                                 ===========              ============             ===========

                                                                   JAPAN/LONG              JAPAN/SHORT
                                                                         FUND                     FUND
                                                          October 29, 1997(1)     December 11, 1997(1)
                                                         to February 28, 1998     to February 28, 1998
OPERATIONS:
Net investment income (loss)...........................               $   570                $     425
Net realized gain (loss) on investments
  sold, securities sold short, option
  contracts expired or closed, future
  contracts and foreign currency
  transactions.........................................                   376                   (9,980)
Change in unrealized appreciation
  (depreciation) on investments, short
  positions, options, future contracts
  and foreign currency.................................                 4,453                     (477)
                                                                     --------               ----------
     Net increase (decrease) in
       net assets from operations......................                 5,399                  (10,032)
                                                                     --------               ----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..................................                    --                       --
                                                                     --------               ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold..............................               530,127                1,185,152
Proceeds from shares issued to
  holders in reinvestment of dividends.................                   --                       --
Capital contributions..................................                    --                       --
Cost of shares redeemed................................              (366,410)              (1,155,511)
                                                                     --------               ----------
     Net increase in net assets from
       capital share transactions......................               163,717                   29,641
                                                                     --------               ----------
TOTAL INCREASE IN NET ASSETS ..........................               169,116                   19,609
                                                                     --------               ----------

NET ASSETS:
Beginning of period....................................                     0                        0
                                                                     --------               ----------
End of period (including undistributed
  net investment income (loss) of $134,748,
  $20,867, ($25,187), $15,415, $0, $570
  and $425, respectively)..............................              $169,116               $   19,609
                                                                     ========               ==========


1 Commencement of Operations.

                     See notes to the financial statements.

                        FINANCIAL HIGHLIGHTS (UNAUDITED)

For a fund share outstanding throughout the period

POTOMAC FUNDS                                                                 U.S. PLUS             U.S./SHORT
                                                                                   FUND                   FUND
                                                                    October 20, 1997(1)    November 7, 1997(1)
                                                                   to February 28, 1998   to February 28, 1998
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING  OF PERIOD.................................................        $  10.00                $ 10.00
                                                                            -----------                -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........................................            0.14(4)                0.09(4)
Net realized and unrealized gain (loss) on investments.................            1.27                  (1.51)
                                                                            -----------                -------
     Total from investment operations..................................            1.41                  (1.42)
                                                                            -----------                -------
LESS DIVIDENDS FROM NET INVESTMENT INCOME..............................           (0.02)                 --
                                                                            -----------                -------

NET ASSET VALUE, END OF PERIOD.........................................        $  11.39                 $ 8.58
                                                                            ===========                =======

TOTAL RETURN(2)........................................................           14.10%                (14.20%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................................     $15,368,862                $50,875
Ratio of net expenses to average net assets:
   Before expense reimbursement(3).....................................            2.72%                  5.17%
   After expense reimbursement(3)......................................            1.50%                  1.61%
Ratio of net investment income to average net assets:
   Before expense reimbursement(3).....................................            2.72%                 (0.65%)
   After expense reimbursement(3)......................................            3.94%                  2.91%
Portfolio turnover rate(5).............................................            0.00%                  0.00%

                                                                                                               U.S. GOVERNMENT
                                                                     OTC PLUS                OTC/SHORT            MONEY MARKET
                                                                         FUND                     FUND                    FUND
                                                          October 20, 1997(1)      October 16, 1997(1)     October 20, 1997(1)
                                                         to February 28, 1998     to February 28, 1998    to February 28, 1998
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING  OF PERIOD........................................... $     10.00                 $  10.00                 $  1.00
                                                                  -----------                ---------               ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................................       (0.04)(4)                 0.04(4)                 0.02(4)
Net realized and unrealized gain (loss) on investments...........        1.24                    (1.70)                  --
                                                                    ---------                ---------               ---------
     Total from investment operations............................        1.20                    (1.66)                   0.02
                                                                    ---------                ---------               ---------
LESS DIVIDENDS FROM NET INVESTMENT INCOME........................          --                       --                   (0.02)
                                                                    ---------                ---------               ---------

NET ASSET VALUE, END OF PERIOD...................................   $   11.20                 $   8.34                 $  1.00
                                                                    =========                =========               =========

TOTAL RETURN(2)..................................................       12.00%                 (16.60%)                   1.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period........................................ $11,961,510               $3,184,223              $6,328,608
Ratio of net expenses to average net assets:
   Before expense reimbursement(3)...............................        5.37%                   5.76%                    8.00%
   After expense reimbursement(3)................................        1.50%                   1.60%                    1.00%
Ratio of net investment income to average net assets:
   Before expense reimbursement(3)...............................       (5.02%)                 (3.13%)                  (2.42%)
   After expense reimbursement(3)................................       (1.15%)                  1.03%                    4.58%
Portfolio turnover rate(5).......................................      599.92%                1883.85%                     N/A

                                                                      JAPAN/LONG              JAPAN/SHORT
                                                                            FUND                     FUND
                                                             October 29, 1997(1)     December 11, 1997(1)
                                                            to February 28, 1998     to February 28, 1998
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING  OF PERIOD......................................             $ 10.00                  $ 10.00
                                                                        --------                  -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................                0.12(4)                  0.04(4)
Net realized and unrealized gain (loss) on investments......               (1.65)                   (0.94)
                                                                        --------                  -------
     Total from investment operations.......................               (1.53)                   (0.90)
                                                                        --------                  -------
LESS DIVIDENDS FROM NET INVESTMENT INCOME...................                  --                       --
                                                                        --------                  -------

NET ASSET VALUE, END OF PERIOD..............................              $ 8.47                   $ 9.10
                                                                        ========                  =======

TOTAL RETURN(2).............................................              (15.30%)                  (9.00%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................            $169,116                  $19,609
Ratio of net expenses to average net assets:
   Before expense reimbursement(3)..........................              155.97%                   81.82%
   After expense reimbursement(3)...........................                1.50%                    1.65%
Ratio of net investment income to average net assets:
   Before expense reimbursement(3)..........................             (150.63%)                 (78.40%)
   After expense reimbursement(3)...........................                3.84%                    1.77%
Portfolio turnover rate(5)..................................                0.00%                    0.00%


1 Commencement of Operations.
2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) for the respective period divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. All of the Funds, with the exception of the OTC Plus Fund and the OTC/Short Fund, typically hold most of their investments in options, futures contracts and repurchase agreements which are deemed short-term securities.

                     See notes to the financial statements.

                                  POTOMAC FUNDS

                        NOTES TO THE FINANCIAL STATEMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, U.S. Government Money Market Fund, Japan/Long Fund and the Japan/Short Fund ( each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./Short Fund commenced operations on November 7, 1997; the OTC/Short Fund commenced operations on October 16, 1997; the Japan/Long Fund commenced operations on October 29, 1997; and the Japan/Short Fund commenced operations on December 11, 1997.

The objective of the U.S. Plus Fund is to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The objective of the U.S./Short Fund is to provide investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index ("Nasdaq Index"). The OTC/Short Fund is to provide investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, it agencies or instrumentalities. The objective of the Japan/Long Fund is to provide investment returns that correspond to the Nikkei 225 Stock Average ("Nikkei Index"). The objective of the Japan/Short Fund is to provide investment returns that inversely correlate to the performance of the Nikkei Index.

Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares, aggregating $15,450 for each Fund, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   A) INVESTMENT VALUATION - Securities that are listed on a securities exchange, domestic or foreign, are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other assets and securities for which no quotations are readily available or for which the Adviser has reason to question the validity of quotations received are valued at fair value as determined in good faith by the Board of Trustees. Quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Instruments with a remaining maturity of 60 days or less are valued at an amortized cost, which approximates market value.

   B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   C) FORWARD CURRENCY EXCHANGE CONTRACTS - The Japan/Long Fund and the Japan/Short Fund may enter into forward currency contracts for the purpose of hedging foreign currency risk. Under these contracts, they are obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in foreign currencies.

   D) WRITTEN OPTION ACCOUNTING - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

   E) STOCK INDEX FUTURE CONTRACTS AND OPTIONS ON FUTURE CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such future contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   F) RISKS OF OPTIONS, FUTURE CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - The risks inherent in the use of options, future contracts and options on future contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or future contract; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the possible need to defer closing out certain positions to avoid adverse tax consequences.

   G) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve it from all or substantially all Federal income taxes.

   H) INCOME AND EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, custody and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Trust's portfolios in proportion to their respective net assets, number of shareholder accounts, or net sales, where applicable.

   I) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually any net investment income, net realized capital gains, and net realized capital gains from foreign currency transactions. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Each Fund, other than the Japan/Long Fund, Japan/Short Fund and U.S. Government Money Market Fund, utilizes earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

   J) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   K) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. SHORT POSITIONS

The Japan/Short Fund, U.S./Short Fund and OTC/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

4. FOREIGN SECURITIES

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. companies. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the period ended February 28, 1998, were as follows:

                                      U.S. PLUS FUND     U.S./SHORT FUND         OTC PLUS FUND      OTC/SHORT FUND
Shares sold                                5,177,575           3,315,671            8,536,287          10,360,947

Shares issued to holders in
  reinvestment of dividends                    3,471                  --                   --                  --

Shares redeemed                           (3,831,948)         (3,309,742)          (7,467,959)         (9,979,172)
                                           ---------           ---------            ---------           ---------
Net increase                               1,349,098               5,929            1,068,328             381,775
                                           =========           =========            =========           =========
                                                         U.S. GOVERNMENT
                                                            MONEY MARKET
                                                                    FUND      JAPAN/LONG FUND    JAPAN/SHORT FUND
Shares sold                                                   44,854,128               58,864             118,594

Shares issued to holders in
  reinvestment of dividends                                       12,507                   --                  --

Shares redeemed                                              (38,538,027)             (38,891)           (116,440)
                                                              ----------               ------            --------
Net increase                                                   6,328,608               19,973               2,154
                                                              ==========               ======            ========

6. INVESTMENT TRANSACTIONS

During the period ended February 28, 1998, the aggregate purchases and sales of investments (excluding short-term investments, options, futures and foreign currency) were:

                                      U.S. PLUS FUND     U.S./SHORT FUND        OTC PLUS FUND      OTC/SHORT FUND
Purchases                                         $0                  $0          $66,899,705         $89,242,281

Sales                                             $0                  $0          $50,786,223         $91,246,094

                                                         U.S. GOVERNMENT
                                                           MONEY MARKET
                                                                    FUND      JAPAN/LONG FUND    JAPAN/SHORT FUND
Purchases                                                             $0                   $0                  $0

Sales                                                                 $0                   $0                  $0

During the period ended February 28, 1998, the following Funds wrote the following options:
                                                  U.S. PLUS FUND                           U.S./SHORT FUND
                                             -------------------------                -------------------------
                                           NUMBER OF             PREMIUM            NUMBER OF             PREMIUM
                                           CONTRACTS              AMOUNT            CONTRACTS              AMOUNT
                                            --------      --------------             --------      --------------
Outstanding at beginning of period                 0            $      0                    0            $      0

Options written                                  238             989,748                   51             251,480

Options terminated                              (195)           (789,524)                 (51)           (251,480)
                                             -------            --------              -------            --------
Outstanding at end of period                      43            $200,224                    0            $      0
                                             =======            ========              =======            ========
                                                   OTC PLUS FUND                           OTC/SHORT FUND
                                             -------------------------                -------------------------
                                           NUMBER OF             PREMIUM            NUMBER OF             PREMIUM
                                           CONTRACTS              AMOUNT            CONTRACTS              AMOUNT
                                            --------      --------------             --------      --------------
Outstanding at beginning of period                 0            $      0                    0            $      0

Options written                                  257             530,332                   92             305,212

Options terminated                              (257)           (530,332)                 (92)           (305,212)
                                             -------            --------              -------            --------
Outstanding at end of period                       0            $      0                    0            $      0
                                             =======            ========              =======            ========
                                                  JAPAN/LONG FUND                         JAPAN/SHORT FUND
                                             -------------------------                -------------------------
                                           NUMBER OF             PREMIUM            NUMBER OF             PREMIUM
                                           CONTRACTS              AMOUNT            CONTRACTS              AMOUNT
                                            --------      --------------             --------      --------------

Outstanding at beginning of period                 0             $     0                    0             $     0

Options written                                    2               2,537                   14              36,605

Options terminated                                (2)             (2,537)                 (14)            (36,605)
                                            --------             -------               ------             -------
Outstanding at end of period                       0             $     0                    0             $     0
                                            ========             =======               ======             =======

Transactions in futures contracts for the period ended February 28, 1998, for the following funds were as follows:

                                                  U.S. PLUS FUND                           JAPAN/LONG FUND
                                             -------------------------                -------------------------
                                           NUMBER OF      AGGREGATE FACE            NUMBER OF      AGGREGATE FACE
                                           CONTRACTS  VALUE OF CONTRACTS            CONTRACTS  VALUE OF CONTRACTS
                                            --------      --------------             --------      --------------
Outstanding at beginning of period                 0         $         0                    0            $      0

Contracts opened                                 204          49,768,416                    4             256,617

Contracts closed                                (159)        (38,605,890)                  (3)           (191,855)
                                             -------         -----------              -------            --------

Outstanding at end of period                      45         $11,162,526                    1            $ 64,762
                                             =======         ===========              =======            ========

Transactions in short futures contracts for the period ended February 28, 1998, for the following funds were as follows:
                                                  U.S./SHORT FUND                         JAPAN/SHORT FUND
                                             -------------------------                -------------------------
                                           NUMBER OF      AGGREGATE FACE            NUMBER OF      AGGREGATE FACE
                                           CONTRACTS  VALUE OF CONTRACTS            CONTRACTS  VALUE OF CONTRACTS
                                            --------      --------------             --------      --------------
Outstanding at beginning of period                 0         $         0                    0           $       0

Contracts opened                                  96          18,376,640                    5             314,708

Contracts closed                                 (95)        (18,325,145)                  (5)           (314,708)
                                                 ---         -----------                  ---           ---------
Outstanding at end of period                       1         $    51,495                    0           $       0
                                                 ===         ===========                  ===           =========

At February 28, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                      U.S. PLUS FUND     U.S./SHORT FUND        OTC PLUS FUND      OTC/SHORT FUND
Appreciation                                 $97,584                 $ 0           $1,622,515              $7,724

(Depreciation)                                     0                   0              (21,540)             (7,748)
                                             -------                 ---           ----------              ------
Net unrealized appreciation
  (depreciation) on investments              $97,584                 $ 0           $1,600,975              ($  24)
                                             =======                 ===           ==========              ======
                                                         U.S. GOVERNMENT
                                                           MONEY MARKET
                                                                    FUND      JAPAN/LONG FUND    JAPAN/SHORT FUND
Appreciation                                                         $ 0               $2,381                $  0

(Depreciation)                                                         0                    0                (477)
                                                                     ---               ------               -----
Net unrealized appreciation
  (depreciation) on investments                                      $ 0               $2,381               ($477)
                                                                     ===               ======               =====
At February 28, 1998, the cost of investments for federal income tax purposes was $15,314,843, $0, $10,129,832, $200,858, $1,258,504, $143,964 and $10,679 for
the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, U.S.
Government Money Market Fund, Japan/Long Fund and Japan/Short Fund,
respectively.

7. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset
Management, LLC ("Adviser"). The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Adviser has voluntarily agreed to waive Advisory Fees or pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the period ended February 28, 1998, the Adviser voluntarily waived or paid the following fees, by Fund:
                                      U.S. PLUS FUND     U.S./SHORT FUND        OTC PLUS FUND      OTC/SHORT FUND
Annual Advisory rate                           0.75%               0.90%                0.75%               0.90%

Annual cap on expenses                         1.50%               1.65%                1.50%               1.65%

Fees waived                                  $52,474             $25,574              $85,019             $62,210
                                                         U.S. GOVERNMENT
                                                           MONEY MARKET
                                                                    FUND      JAPAN/LONG FUND    JAPAN/SHORT FUND
                                                          --------------      ---------------     ---------------
Annual Advisory rate                                               0.50%                0.75%               0.90%

Annual cap on expenses                                             1.00%                1.50%               1.65%

Fees waived                                                      $35,522              $22,927             $19,248

Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Trust.

Distribution services are performed pursuant to distribution agreements with First Data Distributors, Inc., the Trust's principal underwriter, and other broker-dealers.

8. SUBSEQUENT EVENTS

Effective April 3, 1998, the Japan/Long Fund and Japan/Short Fund were closed to new investors.

INVESTMENT ADVISER
        Rafferty Asset Management, LLC
        550 Mamaroneck Avenue
        Harrison, NY10528

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
        PAYING AGENT, SHAREHOLDER SERVICING
        AGENT & CUSTODIAN
        Firstar Trust Company
        P.O. Box 1993
        Milwaukee, WI 53201-1993

COUNSEL
        Kirkpatrick & Lockhart LLP
        1800 Massachusetts Avenue, N.W.
        Washington, D.C. 20036-1800

INDEPENDENT ACCOUNTANTS
        Price Waterhouse LLP
        100 East Wisconsin Avenue
        Milwaukee, WI53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.